Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ 1,160	$ 1,267	$ 261
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	49,620	14,500
Fair value of outstanding put and call option forward contracts, asset	822	314
Fair value of outstanding put and call option forward contracts, liability	$ 4	$ 12